SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Transaction Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred transaction costs incurred	$ 3,468	$ 1,423	$ 0